UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 86.4%
Consumer Discretionary 4.6%
Multiline Retail 0.9%
Federated Department Stores, Inc.	1,964,250	74,602,214
Specialty Retail 3.7%
Borders Group, Inc. (a)	5,255,100	100,530,063
Home Depot, Inc.	3,444,235	118,102,818
Staples, Inc.	3,658,407	82,533,662

		301,166,543
Consumer Staples 13.9%
Food & Staples Retailing 0.4%
Safeway, Inc. (b)	1,116,825	34,543,397
Tobacco 13.5%
Altria Group, Inc.	8,147,675	680,575,293
Imperial Tobacco Group PLC (ADR)	705,450	48,767,759
Universal Corp. (a) (b)	1,630,750	62,995,872
UST, Inc. (b)	5,885,800	311,123,388

		1,103,462,312
Energy 18.9%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,955,800	91,746,578
Apache Corp.	2,402,900	156,861,312
Chevron Corp.	3,976,334	256,075,910
ConocoPhillips	8,114,261	514,687,575
Devon Energy Corp.	4,261,200	266,282,388
El Paso Corp.	6,262,925	90,937,671
EnCana Corp. (b)	1,096,100	57,808,314
Occidental Petroleum Corp.	2,359,600	120,316,004

		1,554,715,752
Financials 22.2%
Commercial Banks 4.2%
KeyCorp.	2,173,500	79,963,065
PNC Financial Services Group, Inc.	1,236,400	87,524,756
US Bancorp.	1,961,150	62,894,080
Wachovia Corp.	2,125,500	116,116,065

		346,497,966
Diversified Financial Services 3.9%
Bank of America Corp.	3,783,468	194,735,098
CIT Group, Inc.	633,375	28,539,877
Citigroup, Inc.	981,700	48,446,895
JPMorgan Chase & Co.	1,025,769	46,836,613

		318,558,483
Insurance 2.1%
American International Group, Inc.	2,269,650	144,849,063
Chubb Corp.	46,000	2,307,360
Hartford Financial Services Group, Inc.	91,900	7,890,534
The St. Paul Travelers Companies, Inc.	483,960	21,245,844

		176,292,801

Thrifts & Mortgage Finance 12.0%
Fannie Mae	6,756,850	355,748,153
Freddie Mac	4,269,550	271,543,380
Sovereign Bancorp, Inc. (b)	4,700,430	97,956,961
Washington Mutual, Inc.	6,176,064	258,715,321

		983,963,815
Health Care 16.9%
Health Care Equipment & Supplies 0.6%
Zimmer Holdings, Inc.*	682,900	46,437,200
Health Care Providers & Services 8.3%
Aetna, Inc.	3,610,000	134,544,700
HCA, Inc.	2,121,500	104,632,380
Laboratory Corp. of America Holdings*	2,291,850	156,808,377
Quest Diagnostics, Inc. (b)	1,427,700	91,772,556
UnitedHealth Group, Inc.	3,827,100	198,817,845

		686,575,858
Life Sciences Tools & Services 0.8%
Fisher Scientific International, Inc.*	791,000	61,879,930
Pharmaceuticals 7.2%
Bristol-Myers Squibb Co.	3,010,850	65,485,988
Johnson & Johnson	379,200	24,519,072
Merck & Co., Inc.	4,006,220	162,452,221
Pfizer, Inc.	8,150,905	224,638,942
Wyeth	2,419,750	117,841,825

		594,938,048
Industrials 6.9%
Air Freight & Logistics 0.4%
FedEx Corp.	340,800	34,431,024
Industrial Conglomerates 5.5%
3M Co.	3,246,900	232,802,730
General Electric Co.	2,675,525	91,128,381
Tyco International Ltd.	4,783,580	125,090,617

		449,021,728
Machinery 1.0%
PACCAR, Inc.	1,586,550	86,736,689
Information Technology 1.9%
IT Services 1.4%
Electronic Data Systems Corp.	4,865,961	115,955,851
Software 0.5%
Microsoft Corp.	1,513,800	38,889,522
Materials 0.0%
Chemicals
Tronox, Inc. “B”	4,368	56,347
Utilities 1.1%
Independent Power Producers & Energy Traders
TXU Corp.	1,412,500	93,521,625

Total Common Stocks (Cost $5,145,709,947)		7,102,247,105
Securities Lending Collateral 2.1%
Daily Assets Institutional Fund, 5.28% (c) (d) (Cost $175,522,545)	175,522,545	175,522,545
Cash Equivalents 11.9%

Cash Management QP Trust, 5.33% (e) (Cost $975,707,311)	975,707,311	975,707,311
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 6,296,939,803)	100.4	8,253,476,961
Other Assets and Liabilities, Net	(0.4)	(33,394,273)

Net Assets	100.0	8,220,082,688

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the nine months ended August 31, 2006 with companies which are or were affiliates is as follows:

	Value ($) at			Realized	Dividend	Shares at	Value ($) at
	November 30,	Purchases	Sales	Gain/(Loss)	Income	August 31,	August 31,
Affiliate	2005	Cost ($)	Cost (s)	($)	($)	2006	2006
Borders Group, Inc.	107,151,489	-	-	-	1,576,530	5,255,100	100,530,063
Universal Corp.	86,471,751	-	19,129,493	700,233	2,762,471	1,630,750	62,995,872
	193,623,240				4,339,001		163,525,935

(b)					All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $171,945,535 which is 2.1% of net assets.
(c)					Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending.
(e)					Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At August 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	9/14/2006	3,095	995,934,747	1,010,208,000	14,273,253

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006